Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Reclassification [Member] Common Stock [Member]	Reclassification [Member] Additional Paid-in Capital [Member]	Reclassification [Member] Retained Earnings [Member]	Reclassification [Member] Parent [Member]	Reclassification [Member] Stock Subscription Receivable [Member]	Reclassification [Member] Noncontrolling Interest [Member]	Reclassification [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Stock Subscription Receivable [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021								$ 9	$ 2,866,648	$ (3,213,690)	$ (347,036)		$ (66,971)	$ (414,007)
Balance, shares at Dec. 31, 2021								959,300
Stock issued for cash								$ 2	1,712,561		1,712,564			1,712,564
Stock Issued During Period, Shares, New Issues								192,500
Net income (loss)										(2,582,946)	(2,582,946)		(294,411)	(2,877,357)
Balance at Dec. 31, 2022	$ 12	$ 4,963,340	$ (5,796,636)	$ (833,179)		$ (361,382)	$ (1,194,561)	$ 12	4,963,445	(5,796,636)	(833,181)		(361,382)	(1,194,561)
Balance, shares at Dec. 31, 2022	1,168,923							1,168,923
Stock issued for cash	$ 1	7,622,337		7,622,354			7,622,354
Stock Issued During Period, Shares, New Issues								172,500
Cashless exercise of warrants		(1)
[custom:StockIssuedDuringPeriodSharesCashlessExerciseOfWarrants]								12,731
Cash received from exercise of warrants	1	699,993		700,000			700,000
Stock Issued During Period, Shares, Other								70,000
Net income (loss)			(1,158,056)	(1,158,056)		(62,069)	(1,220,125)
Balance at Mar. 31, 2023								$ 14	13,285,669	(6,954,692)	6,331,119		(423,451)	5,907,668
Balance, shares at Mar. 31, 2023								1,424,154
Balance at Dec. 31, 2022	$ 12	4,963,340	(5,796,636)	(833,179)		(361,382)	(1,194,561)	$ 12	4,963,445	(5,796,636)	(833,181)		(361,382)	(1,194,561)
Balance, shares at Dec. 31, 2022	1,168,923							1,168,923
Net income (loss)														(2,618,330)
Balance at Jun. 30, 2023								$ 14	13,285,669	(8,292,210)	(4,993,601)		(484,138)	(4,509,463)
Balance, shares at Jun. 30, 2023								1,424,154
Balance at Dec. 31, 2022	$ 12	4,963,340	(5,796,636)	(833,179)		(361,382)	(1,194,561)	$ 12	4,963,445	(5,796,636)	(833,181)		(361,382)	(1,194,561)
Balance, shares at Dec. 31, 2022	1,168,923							1,168,923
Stock issued for cash								$ 1	7,560,353		7,560,354			7,560,354
Stock Issued During Period, Shares, New Issues								172,500
Cashless exercise of warrants
[custom:StockIssuedDuringPeriodSharesCashlessExerciseOfWarrants]								12,731
Cash received from exercise of warrants								$ 1	699,999		700,000			700,000
Stock Issued During Period, Shares, Other								70,000
Net income (loss)										(7,143,404)	(7,143,404)		(227,061)	(7,370,465)
Stock issued for vested restricted stock awards									6,666		6,666			6,666
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures								1,334
Balance at Dec. 31, 2023	$ 14	14,450,216	(12,940,040)	1,510,190		(588,444)	921,746	$ 14	14,450,217	(12,940,040)	1,510,191		(588,443)	921,747
Balance, shares at Dec. 31, 2023	1,426,613							1,426,613
Balance at Mar. 31, 2023								$ 14	13,285,669	(6,954,692)	6,331,119		(423,451)	5,907,668
Balance, shares at Mar. 31, 2023								1,424,154
Net income (loss)										(1,337,518)	(1,337,518)		(60,687)	(1,398,205)
Balance at Jun. 30, 2023								$ 14	13,285,669	(8,292,210)	(4,993,601)		(484,138)	(4,509,463)
Balance, shares at Jun. 30, 2023								1,424,154
Balance at Dec. 31, 2023	$ 14	14,450,216	(12,940,040)	1,510,190		(588,444)	921,746	$ 14	14,450,217	(12,940,040)	1,510,191		(588,443)	921,747
Balance, shares at Dec. 31, 2023	1,426,613							1,426,613
Stock issued for cash	$ 1	572,314		572,315	130,249		702,564
Stock Issued During Period, Shares, New Issues								157,983
Net income (loss)			(164,644)	(164,644)		227,807	63,163
Stock issued for settlement		99,999		99,999			99,999
Stock issued for settlement, shares								23,202
Stock issued for vested restricted stock awards	1	192,515		192,516			192,516
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures								46,243
Stock compensation expense		193,146		193,146			193,146
Balance at Mar. 31, 2024								$ 16	15,508,190	(13,104,684)	2,403,522	130,249	(360,637)	2,173,134
Balance, shares at Mar. 31, 2024								1,654,040
Balance at Dec. 31, 2023	$ 14	$ 14,450,216	$ (12,940,040)	$ 1,510,190		$ (588,444)	921,746	$ 14	14,450,217	(12,940,040)	1,510,191		(588,443)	921,747
Balance, shares at Dec. 31, 2023	1,426,613							1,426,613
Net income (loss)														(2,412,452)
Balance at Jun. 30, 2024							1,965,934	$ 21	17,906,849	(15,576,336)	2,330,534		(364,600)	1,965,934
Balance, shares at Jun. 30, 2024								2,100,524
Balance at Mar. 31, 2024								$ 16	15,508,190	(13,104,684)	2,403,522	130,249	(360,637)	2,173,134
Balance, shares at Mar. 31, 2024								1,654,040
Stock issued for cash								$ 1	1,093,217		1,093,218	(130,249)		962,969
Stock Issued During Period, Shares, New Issues								100,698
Net income (loss)										(2,471,652)	(2,471,652)		(3,963)	(2,475,615)
Stock issued for vested restricted stock awards								$ 4	1,295,991		1,295,995			1,295,995
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures								345,786
Stock compensation expense									9,451		9,451			9,451
Balance at Jun. 30, 2024							$ 1,965,934	$ 21	$ 17,906,849	$ (15,576,336)	$ 2,330,534		$ (364,600)	$ 1,965,934
Balance, shares at Jun. 30, 2024								2,100,524